Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Bermuda - 0.5%
Chemicals - 0.5%
Axalta Coating Systems, Ltd. (a)	28,928	$736,796

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.	5,110	677,382

Ireland - 0.3%
Health Care Equipment & Supplies - 0.3%
STERIS PLC	2,956	545,944

United States - 98.3%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	3,375	586,710
Auto Components - 0.7%
Gentex Corp.	24,532	668,987
QuantumScape Corp. (a)(b)	35,570	201,682
Spruce Power Holding Corp. (a)(b)	357,319	328,412
Total Auto Components		1,199,081
Automobiles - 0.2%
Arcimoto, Inc. (a)(b)	5,379	17,750
Tesla, Inc. (a)	1,980	243,897
Total Automobiles		261,647
Banks - 3.7%
Amalgamated Financial Corp.	39,914	919,618
Bank of Hawaii Corp. (b)	8,632	669,498
Commerce Bancshares, Inc. (b)	10,512	715,569
Cullen/Frost Bankers, Inc.	5,204	695,775
First Horizon Corp.	30,682	751,709
South State Corp.	8,826	673,953
SVB Financial Group (a)(b)	1,271	292,508
Truist Financial Corp.	12,827	551,946
Washington Federal, Inc.	21,991	737,798
Total Banks		6,008,374
Biotechnology - 1.5%
Agios Pharmaceuticals, Inc. (a)(b)	24,427	685,910
Alnylam Pharmaceuticals, Inc. (a)	4,354	1,034,728
Vertex Pharmaceuticals, Inc. (a)	2,724	786,637
Total Biotechnology		2,507,275
Building Products - 2.5%
A.O. Smith Corp. (b)	11,246	643,721
Advanced Drainage Systems, Inc. (b)	5,998	491,656
Apogee Enterprises, Inc.	15,151	673,614
Armstrong World Industries, Inc.	7,947	545,085
Fortune Brands Home & Security, Inc.	9,658	551,568
Lennox International, Inc. (b)	2,776	664,102
Masterbrand, Inc. (a)	9,658	72,918
Trex Co., Inc. (a)(b)	10,883	460,677
Total Building Products		4,103,341
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (b)	5,045	799,278
Ares Management Corp. - Class A	8,906	609,527
Charles Schwab Corp.	8,487	706,628
Franklin Resources, Inc. (b)	25,907	683,427
Interactive Brokers Group, Inc. - Class A (b)	10,822	782,971
MarketAxess Holdings, Inc.	2,101	585,948
MSCI, Inc.	1,421	661,007
Northern Trust Corp.	6,204	548,992
T. Rowe Price Group, Inc. (b)	4,795	522,943
Total Capital Markets		5,900,721
Commercial Services & Supplies - 3.1%
Cintas Corp.	1,680	758,721
Copart, Inc. (a)	11,334	690,127
MillerKnoll, Inc. (b)	20,902	439,151
Pitney Bowes, Inc. (b)	140,641	534,436
Republic Services, Inc.	5,393	695,643
Rollins, Inc.	20,411	745,818
Steelcase, Inc. - Class A	60,681	429,015
Waste Management, Inc.	4,523	709,568
Total Commercial Services & Supplies		5,002,479
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	5,116	620,827
Ciena Corp. (a)	11,727	597,842
Cisco Systems, Inc.	12,915	615,271
F5 Networks, Inc. (a)	3,402	488,221
Juniper Networks, Inc.	19,413	620,439
Motorola Solutions, Inc.	2,957	762,049
Total Communications Equipment		3,704,649
Construction & Engineering - 0.3%
Ameresco, Inc. - Class A (a)(b)	8,944	511,060
Construction Materials - 0.4%
Vulcan Materials Co.	3,889	681,003
Consumer Finance - 1.0%
Ally Financial, Inc. (b)	16,667	407,508
American Express Co.	3,822	564,701
Discover Financial Services	6,530	638,830
Total Consumer Finance		1,611,039
Containers & Packaging - 1.2%
AptarGroup, Inc. (b)	6,097	670,548
Avery Dennison Corp. (b)	4,122	746,083
Packaging Corp. of America	4,639	593,374
Total Containers & Packaging		2,010,005
Distributors - 1.1%
Genuine Parts Co.	5,710	990,742
LKQ Corp.	15,817	844,786
Total Distributors		1,835,528
Diversified Consumer Services - 1.1%
H&R Block, Inc.	27,709	1,011,655
Service Corp. International (b)	10,892	753,073
Total Diversified Consumer Services		1,764,728
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)	29,726	613,842
Voya Financial, Inc. (b)	10,787	663,293
Total Diversified Financial Services		1,277,135
Diversified Telecommunication Services - 0.8%
ATN International, Inc.	17,930	812,409
Verizon Communications, Inc.	14,246	561,292
Total Diversified Telecommunication Services		1,373,701
Electrical Equipment - 3.8%
Array Technologies, Inc. (a)	63,093	1,219,589
Blink Charging Co. (a)(b)	26,873	294,797
ChargePoint Holdings, Inc. (a)(b)	35,767	340,860
Eos Energy Enterprises, Inc. (a)(b)	170,111	251,764
FuelCell Energy, Inc. (a)(b)	123,448	343,185
Plug Power, Inc. (a)(b)	24,853	307,432
Rockwell Automation, Inc.	2,564	660,409
Shoals Technologies Group, Inc. - Class A (a)	41,729	1,029,454
Stem, Inc. (a)	64,583	577,372
SunPower Corp. (a)(b)	33,103	596,847
Sunrun, Inc. (a)(b)	23,413	562,380
Total Electrical Equipment		6,184,089
Electronic Equipment, Instruments & Components - 3.6%
Badger Meter, Inc. (b)	7,165	781,201
CDW Corp.	3,999	714,141
IPG Photonics Corp. (a)	6,478	613,272
Itron, Inc. (a)(b)	13,497	683,623
Keysight Technologies, Inc. (a)	4,501	769,986
Littelfuse, Inc. (b)	2,865	630,873
National Instruments Corp. (b)	17,800	656,820
Trimble, Inc. (a)	9,856	498,319
Zebra Technologies Corp. - Class A (a)	1,719	440,769
Total Electronic Equipment, Instruments & Components		5,789,004
Entertainment - 1.3%
Liberty Media Corp-Liberty Formula One - Class C (a)(b)	10,181	608,620
Live Nation Entertainment, Inc. (a)	6,044	421,509
Netflix, Inc. (a)	1,897	559,387
Walt Disney Co. (a)	5,184	450,386
Total Entertainment		2,039,902
Food & Staples Retailing - 0.8%
PriceSmart, Inc.	9,058	550,545
Sysco Corp. (b)	8,784	671,537
Total Food & Staples Retailing		1,222,082
Food Products - 1.3%
Beyond Meat, Inc. (a)(b)	14,719	181,191
Hain Celestial Group, Inc. (a)(b)	20,670	334,441
Lamb Weston Holdings, Inc.	11,949	1,067,762
McCormick & Co., Inc. (b)	7,172	594,487
Total Food Products		2,177,881
Health Care Equipment & Supplies - 2.2%
Align Technology, Inc. (a)	1,630	343,767
Cooper Cos.	1,702	562,800
DexCom, Inc. (a)	5,559	629,501
Edwards Lifesciences Corp. (a)(b)	6,040	450,644
IDEXX Laboratories, Inc. (a)	1,299	529,940
ResMed, Inc.	2,944	612,735
Teleflex, Inc. (b)	2,009	501,507
Total Health Care Equipment & Supplies		3,630,894
Health Care Providers & Services - 2.2%
AMN Healthcare Services, Inc. (a)	6,815	700,718
Henry Schein, Inc. (a)(b)	8,155	651,340
Molina Healthcare, Inc. (a)	2,131	703,699
Patterson Cos., Inc. (b)	22,368	626,975
Quest Diagnostics, Inc.	5,233	818,651
Total Health Care Providers & Services		3,501,383
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(b)	9,858	233,142
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (a)	302	608,615
Chipotle Mexican Grill, Inc. (a)(b)	449	622,983
Expedia Group, Inc. (a)	3,634	318,338
Hilton Worldwide Holdings, Inc.	4,697	593,513
Marriott International, Inc. - Class A	4,063	604,940
Total Hotels, Restaurants & Leisure		2,748,389
Household Durables - 1.9%
DR Horton, Inc. (b)	9,604	856,101
NVR, Inc. (a)	159	733,400
Tempur Sealy International, Inc. (b)	25,659	880,873
TopBuild Corp. (a)	3,920	613,441
Total Household Durables		3,083,815
Household Products - 0.4%
Church & Dwight Co., Inc.	7,201	580,473
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. - Class A	21,827	653,064
Ormat Technologies, Inc. (b)	8,715	753,673
Sunnova Energy International, Inc. (a)(b)	30,835	555,338
Total Independent Power and Renewable Electricity Producers		1,962,075
Insurance - 2.8%
Cincinnati Financial Corp.	5,300	542,667
Citizens, Inc. (a)(b)	167,703	357,207
Globe Life, Inc.	7,088	854,458
Hartford Financial Services Group, Inc.	10,019	759,741
MBIA, Inc. (a)	46,203	593,709
MetLife, Inc.	10,275	743,602
W R Berkley Corp.	10,769	781,506
Total Insurance		4,632,890
Interactive Media & Services - 0.5%
Alphabet, Inc. - Class A (a)	5,113	451,120
IAC, Inc. (a)	7,090	314,796
Total Interactive Media & Services		765,916
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc. (a)	4,362	366,408
eBay, Inc.	12,545	520,241
Total Internet & Direct Marketing Retail		886,649
IT Services - 4.5%
Akamai Technologies, Inc. (a)	5,956	502,091
Broadridge Financial Solutions, Inc.	4,611	618,473
Fidelity National Information Services, Inc.	7,164	486,077
Fiserv, Inc. (a)	7,012	708,703
Gartner, Inc. (a)	2,390	803,375
Global Payments, Inc.	5,220	518,450
Jack Henry & Associates, Inc.	3,627	636,756
MasterCard, Inc. - Class A	1,994	693,374
Paychex, Inc.	5,282	610,388
PayPal Holdings, Inc. (a)	6,148	437,861
VeriSign, Inc. (a)	3,196	656,586
Visa, Inc. - Class A (b)	3,219	668,779
Total IT Services		7,340,913
Leisure Products - 0.3%
Hasbro, Inc.	8,847	539,755
Life Sciences Tools & Services - 2.9%
Bio-Rad Laboratories, Inc. - Class A (a)	1,262	530,658
Bio-Techne Corp.	6,580	545,350
Danaher Corp.	2,427	644,174
Illumina, Inc. (a)	2,034	411,275
IQVIA Holdings, Inc. (a)	3,075	630,037
Mettler-Toledo International, Inc. (a)	517	747,298
Waters Corp. (a)(b)	2,290	784,507
West Pharmaceutical Services, Inc.	1,733	407,862
Total Life Sciences Tools & Services		4,701,161
Machinery - 3.6%
Deere & Co.	1,720	737,467
Fortive Corp.	11,697	751,532
Hyliion Holdings Corp. (a)(b)	160,510	375,593
Hyzon Motors, Inc. (a)	111,278	172,481
Illinois Tool Works, Inc. (b)	3,427	754,968
Lightning eMotors, Inc. (a)(b)	124,748	45,720
Microvast Holdings, Inc. (a)(b)	106,129	162,377
Proterra, Inc. (a)(b)	94,556	356,476
Watts Water Technologies, Inc. - Class A (b)	5,116	748,113
Westinghouse Air Brake Technologies Corp.	7,419	740,490
Xylem, Inc. (b)	8,396	928,346
Total Machinery		5,773,563
Media - 1.7%
Interpublic Group of Cos., Inc. (b)	20,453	681,290
John Wiley & Sons, Inc. - Class A (b)	13,623	545,737
Liberty Broadband Corp. - Class C (a)	5,254	400,723
New York Times Co. - Class A (b)	15,577	505,629
TEGNA, Inc.	32,048	679,097
Total Media		2,812,476
Oil, Gas & Consumable Fuels - 0.3%
Enviva, Inc. (b)	9,248	489,867
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	2,625	651,289
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	9,836	707,700
Merck & Co, Inc.	8,804	976,804
Pfizer, Inc.	13,971	715,874
Zoetis, Inc.	3,785	554,692
Total Pharmaceuticals		2,955,070
Professional Services - 1.1%
Insperity, Inc.	7,152	812,466
Robert Half International, Inc.	6,297	464,908
Verisk Analytics, Inc.	3,325	586,597
Total Professional Services		1,863,971
Real Estate Investment Trusts (REITs) - 3.6%
AvalonBay Communities, Inc.	2,896	467,762
Camden Property Trust	4,342	485,783
Four Corners Property Trust, Inc.	26,773	694,224
Gladstone Land Corp. (b)	19,773	362,835
Kimco Realty Corp. (b)	29,386	622,395
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15,298	443,336
Prologis, Inc.	4,465	503,339
Public Storage, Inc.	1,897	531,520
Regency Centers Corp.	10,164	635,251
SBA Communications Corp.	2,076	581,924
UDR, Inc.	12,551	486,100
Total Real Estate Investment Trusts (REITs)		5,814,469
Road & Rail - 1.7%
AMERCO	1,193	71,807
JB Hunt Transport Services, Inc.	3,558	620,373
Landstar System, Inc. (b)	4,732	770,843
Old Dominion Freight Line, Inc. (b)	2,386	677,099
U-Haul Holding Co. (b)	10,739	590,430
Total Road & Rail		2,730,552
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	6,503	421,199
Analog Devices, Inc.	4,346	712,874
Applied Materials, Inc.	5,423	528,092
Broadcom, Inc.	1,147	641,322
Enphase Energy, Inc. (a)	3,524	933,719
First Solar, Inc. (a)(b)	8,491	1,271,867
Intel Corp.	14,665	387,596
KLA Corp.	1,956	737,471
Lam Research Corp.	1,333	560,260
Micron Technology, Inc.	9,154	457,517
NVIDIA Corp.	2,607	380,987
ON Semiconductor Corp. (a)	11,357	708,336
Power Integrations, Inc. (b)	7,709	552,889
Qorvo, Inc. (a)	5,729	519,277
QUALCOMM, Inc.	4,709	517,707
Rambus, Inc. (a)	22,297	798,679
Teradyne, Inc.	6,029	526,633
Texas Instruments, Inc.	3,933	649,810
Universal Display Corp.	4,283	462,735
Total Semiconductors & Semiconductor Equipment		11,768,970
Software - 5.0%
Adobe Systems, Inc. (a)	1,560	524,987
Ansys, Inc. (a)	2,238	540,678
Autodesk, Inc. (a)	3,317	619,848
Cadence Design System, Inc. (a)	4,323	694,448
Dolby Laboratories, Inc. - Class A	9,156	645,864
Fortinet, Inc. (a)	10,403	508,603
Intuit, Inc.	1,482	576,824
Microsoft Corp.	2,318	555,903
NCR Corp. (a)(b)	17,693	414,193
Paycom Software, Inc. (a)	2,053	637,066
Salesforce, Inc. (a)	3,348	443,911
ServiceNow, Inc. (a)	1,277	495,821
Tyler Technologies, Inc. (a)	1,598	515,211
Workday, Inc. - Class A (a)	2,968	496,635
Zoom Video Communications, Inc. - Class A (a)	6,065	410,843
Total Software		8,080,835
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	3,493	513,576
American Eagle Outfitters, Inc.	42,789	597,334
America’s Car-Mart, Inc. (a)(b)	8,826	637,767
AutoNation, Inc. (a)(b)	7,140	766,122
Best Buy Co., Inc. (b)	8,017	643,044
EVgo, Inc. (a)(b)	55,292	247,155
Foot Locker, Inc. (b)	24,693	933,148
Group 1 Automotive, Inc.	4,255	767,474
Lowe’s Cos., Inc.	3,553	707,900
Penske Automotive Group, Inc. (b)	7,663	880,709
Ross Stores, Inc.	7,914	918,578
TJX Cos., Inc.	11,853	943,499
Tractor Supply Co.	3,076	692,008
Volta, Inc. (a)(b)	233,136	82,857
Williams-Sonoma, Inc. (b)	4,965	570,578
Total Specialty Retail		9,901,749
Technology Hardware, Storage & Peripherals - 1.5%
3D Systems Corp. (a)(b)	42,629	315,455
Apple, Inc.	4,084	530,634
Hewlett Packard Enterprise Co.	43,262	690,461
NetApp, Inc.	8,660	520,120
Western Digital Corp. (a)	14,322	451,859
Total Technology Hardware, Storage & Peripherals		2,508,529
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)	73,761	317,910
Hanesbrands, Inc. (b)	49,448	314,489
PVH Corp.	9,293	655,993
Ralph Lauren Corp. (b)	6,342	670,159
Tapestry, Inc. (b)	19,467	741,303
VF Corp. (b)	12,857	354,982
Total Textiles, Apparel & Luxury Goods		3,054,836
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	69,278	599,255
New York Community Bancorp, Inc. (b)	68,879	592,359
TFS Financial Corp. (b)	44,656	643,493
Total Thrifts & Mortgage Finance		1,835,107
Trading Companies & Distributors - 2.5%
Fastenal Co.	12,126	573,802
Herc Holdings, Inc. (b)	4,298	565,488
MSC Industrial Direct Co., Inc. - Class A	8,511	695,349
United Rentals, Inc. (a)(b)	2,001	711,195
W.W. Grainger, Inc.	1,388	772,075
WESCO International, Inc. (a)	5,463	683,968
Total Trading Companies & Distributors		4,001,877
Water Utilities - 1.7%
American States Water Co. (b)	8,064	746,324
American Water Works Co., Inc. (b)	4,335	660,741
California Water Service Group	12,107	734,168
Middlesex Water Co.	6,808	535,585
Total Water Utilities		2,676,818
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)	5,539	775,460
Total United States		160,054,327
TOTAL COMMON STOCKS (Cost $176,380,599)		162,014,449

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	43,480,677	43,480,677
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $43,480,677)

SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.08% (c)	562,117	562,117
TOTAL SHORT-TERM INVESTMENTS (Cost $562,117)		562,117

Total Investments (Cost $220,423,393) - 126.6%		206,057,243
Liabilities in Excess of Other Assets - (26.6)%		(43,334,852)
TOTAL NET ASSETS - 100.0%		$162,722,391

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$162,014,449	$-	$-	$162,014,449
Short-Term Investments	562,117	-	-	562,117
Investments Purchased with Securities Lending Collateral*	-	-	-	43,480,677
Total Investments in Securities	$162,576,566	$-	$-	$206,057,243

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.